Note 2 - Summary of Significant Accounting Policies - Derivative Valuation Assumptions (Details) - Archimedes Tech SPAC Partners II Co [Member]	Jun. 30, 2026 $ / shares Y	Apr. 20, 2026 $ / shares Y
Measurement Input, Expected Term [Member]
Embedded derivative, measurement input	0.3	0.4
Measurement Input, Warrant Term [Member]
Embedded derivative, measurement input	5	5
Probability of De-SPAC and Market Adjustment [Member]
Embedded derivative, measurement input	0.73	0.64
Measurement Input, Risk Free Interest Rate [Member]
Embedded derivative, measurement input	0.0418	0.0388
Measurement Input, Price Volatility [Member]
Embedded derivative, measurement input	0.40	0.195
Measurement Input, Redemption Trigger Price [Member]
Embedded derivative, measurement input | $ / shares	35	35
Measurement Input, Floor Price [Member]
Embedded derivative, measurement input	7.28	7.28